ADVANCED SERIES TRUST

AST Large-Cap Value Portfolio

Supplement dated March 28, 2025 to the

Summary Prospectus and Prospectus, each dated May 1, 2024, as supplemented

This supplement should be read in conjunction with the Summary Prospectus for the AST Large-Cap Value Portfolio (the Portfolio), and the Prospectus (the Prospectus) for Advanced Series Trust (the Trust). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

Effective immediately, Doug Campbell will replace Judd Peters as a named portfolio manager to the Portfolio.

To reflect these changes, the Prospectus and the Summary Prospectus are hereby revised as follows:

I.All references and information for the Portfolio pertaining to Judd Peters are hereby removed from the Trust’s Prospectus and the Summary Prospectus for the Portfolio.

II.The table in the “MANAGEMENT OF THE PORTFOLIO” section of the Summary Prospectus, and the table in the “SUMMARY: AST LARGE-CAP VALUE PORTFOLIO – MANAGEMENT OF THE PORTFOLIO” section of the Prospectus are hereby revised by adding the following information with respect to Mr. Campbell:

Investment	Subadviser	Portfolio Managers	Title	Service Date
Managers

PGIM Investments	Hotchkis and Wiley	Doug Campbell	Portfolio Manager	July 2024
LLC / AST	Capital Management,
Investment	LLC
Services, Inc.

III. The second paragraph of the section of the Prospectus entitled “HOW THE TRUST IS MANAGED – PORTFOLIO MANAGERS – AST Large-Cap Value Portfolio - Hotchkis and Wiley Segment” is deleted in its entirety and replaced with the following:

Doug Campbell, George Davis, Scott McBride, and Patricia McKenna participate in the investment research review and decision-making process for the Hotchkis and Wiley segment of the Portfolio. Mr. Campbell, Portfolio Manager, joined Hotchkis and Wiley's investment team in 2017. Mr. Davis, Principal, Portfolio Manager and Executive Chairman, joined Hotchkis and Wiley's investment team in 1988. Mr. McBride, Chief Executive Officer and Portfolio Manager, joined Hotchkis and Wiley's investment team in 2001. Ms. McKenna, Principal and Portfolio Manager, joined Hotchkis and Wiley's investment team in 1995.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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